Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 14,983	$ 41,982
Investments in marketable securities and mutual funds	99,954	87,652
Total assets	394,142	357,732
Derivative liabilities	8,755	4,783
Total liabilities	220,365	231,704
Investment in FMPs		96
Fair value on recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	114,937	129,730
Total liabilities	20,143	24,461
Fair value on recurring basis [member] | Financial assets at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Investment in FMPs		96
Fair value on recurring basis [member] | Financial assets at FVTPL [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2,212	5,041
Fair value on recurring basis [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	99,954	87,652
Fair value on recurring basis [member] | Financial assets at fair value through other comprehensive income [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	11,709	36,733
Fair value on recurring basis [member] | Financial assets at fair value through other comprehensive income [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1,062	208
Fair value on recurring basis [member] | Financial liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	11,388	19,678
Fair value on recurring basis [member] | Financial liabilities at FVTPL [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	946	26
Fair value on recurring basis [member] | Financial liabilities at fair value through other comprehensive income [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	7,809	4,136
Fair value on recurring basis [member] | Financial liabilities at fair value through other comprehensive income [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		621
Fair value on recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	99,412	87,319
Fair value on recurring basis [member] | Level 1 [member] | Financial assets at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Investment in FMPs		96
Fair value on recurring basis [member] | Level 1 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	99,412	87,223
Fair value on recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	15,525	42,411
Total liabilities	8,755	4,783
Fair value on recurring basis [member] | Level 2 [member] | Financial assets at FVTPL [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2,212	5,041
Fair value on recurring basis [member] | Level 2 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	542	429
Fair value on recurring basis [member] | Level 2 [member] | Financial assets at fair value through other comprehensive income [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	11,709	36,733
Fair value on recurring basis [member] | Level 2 [member] | Financial assets at fair value through other comprehensive income [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1,062	208
Fair value on recurring basis [member] | Level 2 [member] | Financial liabilities at FVTPL [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	946	26
Fair value on recurring basis [member] | Level 2 [member] | Financial liabilities at fair value through other comprehensive income [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	7,809	4,136
Fair value on recurring basis [member] | Level 2 [member] | Financial liabilities at fair value through other comprehensive income [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		621
Fair value on recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	11,388	19,678
Total liabilities	11,388	19,678
Fair value on recurring basis [member] | Level 3 [member] | Financial liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	$ 11,388	$ 19,678